UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08767

UBS Money Series

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: April 30

Date of reporting period: July 31, 2009

Item 1.  Schedule of Investments

UBS Cash Reserves Fund
Schedule of investments – July 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

US government and agency obligations—28.43%

Federal Home Loan Bank
0.476%, due 08/13/09[1]	4,250,000	4,250,000
0.210%, due 08/17/09[2]	5,000,000	4,999,592
0.200%, due 08/21/09[2]	4,226,000	4,225,577
0.210%, due 08/21/09[2]	8,000,000	7,999,160
0.650%, due 09/10/09[1]	5,000,000	5,002,162
0.230%, due 09/18/09[2]	4,200,000	4,198,766
0.210%, due 09/29/09[2]	5,000,000	4,998,337
0.420%, due 03/01/10[2]	4,000,000	3,990,200
Federal Home Loan Mortgage Corp.*
0.630%, due 08/03/09[1]	7,000,000	7,000,000
0.270%, due 12/01/09[2]	8,000,000	7,992,800
0.350%, due 02/16/10[2]	5,000,000	4,990,424
Federal National Mortgage Association*
0.410%, due 08/03/09[1]	6,250,000	6,250,000
0.400%, due 10/13/09[1]	10,000,000	10,000,000
0.195%, due 10/16/09[2]	5,000,000	4,997,996
0.250%, due 11/16/09[2]	4,000,000	3,997,083
0.295%, due 11/16/09[2]	8,000,000	7,993,117
US Treasury Bills
0.180%, due 09/24/09[2]	10,000,000	9,997,400
0.281%, due 10/29/09[2]	5,000,000	4,996,604
0.235%, due 11/19/09[2]	8,000,000	7,994,360

Total US government and agency obligations (cost—$115,873,578)		115,873,578

Bank notes—2.82%

Banking-US—2.82%
Bank of America N.A.
1.207%, due 08/06/09[1]	2,500,000	2,500,000
0.260%, due 08/28/09	2,000,000	2,000,000
HSBC Bank USA, Inc.
3.875%, due 09/15/09	2,000,000	2,001,263
Wells Fargo Bank N.A.
0.389%, due 08/19/09[1]	2,500,000	2,500,000
Westpac Banking Corp.
0.593%, due 08/14/09[1]	2,500,000	2,500,000

Total bank notes (cost—$11,501,263)		11,501,263

Certificates of deposit—8.65%

Banking-non-US—7.67%
Bank of Nova Scotia
1.100%, due 05/11/10	1,000,000	1,000,000
BNP Paribas
0.500%, due 11/25/09	1,000,000	1,000,000
Calyon N.A., Inc.
0.330%, due 11/02/09	3,000,000	3,000,000
0.530%, due 12/18/09	2,000,000	2,000,000
Canadian Imperial Bank of Commerce
0.250%, due 09/03/09	2,500,000	2,500,000
Lloyds TSB Bank PLC
0.460%, due 10/19/09	4,250,000	4,250,000
Natixis
0.650%, due 10/09/09	4,500,000	4,500,000

UBS Cash Reserves Fund
Schedule of investments – July 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Certificates of deposit—(concluded)

Banking-non-US—(concluded)
Rabobank Nederland NV
0.520%, due 12/07/09	2,000,000	2,000,000
Royal Bank of Canada
0.280%, due 08/24/09	3,000,000	3,000,000
Royal Bank of Scotland
0.300%, due 08/17/09	5,000,000	5,000,000
Toronto-Dominion Bank
1.150%, due 08/20/09	3,000,000	3,000,209

		31,250,209

Banking-US—0.98%
Bank of America N.A.
0.400%, due 09/10/09	4,000,000	4,000,000

Total certificates of deposit (cost—$35,250,209)		35,250,209

Commercial paper[2]—41.24%

Asset backed-miscellaneous—22.40%
Amsterdam Funding Corp.
0.270%, due 08/17/09	8,000,000	7,999,160
Atlantic Asset Securitization LLC
0.370%, due 10/01/09	3,000,000	2,998,181
0.345%, due 10/07/09	2,500,000	2,498,443
Barton Capital LLC
0.270%, due 08/17/09	4,922,000	4,921,483
Chariot Funding LLC
0.250%, due 08/10/09	4,000,000	3,999,805
Enterprise Funding Co. LLC
0.380%, due 08/24/09	5,045,000	5,043,882
0.400%, due 09/18/09	3,287,000	3,285,320
Fairway Finance Co. LLC
0.250%, due 08/10/09	8,000,000	7,999,611
Jupiter Securitization Co. LLC
0.270%, due 08/04/09	8,000,000	7,999,940
Market Street Funding LLC
0.350%, due 08/17/09	3,500,000	3,499,524
Ranger Funding Co. LLC
0.400%, due 08/18/09	5,000,000	4,999,167
0.350%, due 10/05/09	5,000,000	4,996,937
Regency Markets No. 1 LLC
0.280%, due 08/20/09	5,000,000	4,999,339
Sheffield Receivables Corp.
0.260%, due 08/17/09	2,500,000	2,499,747
Thames Asset Global Securitization No.1
0.270%, due 08/18/09	5,000,000	4,999,437
Thunderbay Funding
0.260%, due 08/13/09	6,000,000	5,999,567
Windmill Funding Corp.
0.290%, due 08/04/09	3,000,000	2,999,976
0.260%, due 08/19/09	5,515,000	5,514,363

UBS Cash Reserves Fund
Schedule of investments – July 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Commercial paper[2]—(continued)

Asset backed-miscellaneous—(concluded)
Yorktown Capital LLC
0.250%, due 08/14/09	4,031,000	4,030,692

		91,284,574

Asset backed-security—1.23%
Clipper Receivables Co. LLC
0.300%, due 08/03/09	5,000,000	5,000,000

Banking-non-US—2.70%
Australia & New Zealand Banking Group Ltd.
0.345%, due 09/21/09	3,000,000	2,998,591
Bank of Nova Scotia
0.430%, due 11/17/09	1,000,000	998,734
Dnb NOR ASA
0.320%, due 08/24/09	3,000,000	2,999,440
Svenska Handelsbanken
0.540%, due 08/05/09	4,000,000	3,999,880

		10,996,645

Banking-US—10.01%
ANZ (Delaware), Inc.
0.500%, due 08/10/09	5,000,000	4,999,514
Calyon N.A., Inc.
0.400%, due 09/01/09	3,000,000	2,999,033
CBA (Delaware) Finance, Inc.
0.310%, due 08/17/09	3,200,000	3,199,614
Danske Corp.
0.365%, due 09/16/09	1,500,000	1,499,331
0.350%, due 10/09/09	5,000,000	4,996,743
Dexia Delaware LLC
0.290%, due 08/13/09	5,000,000	4,999,597
ING (US) Funding LLC
0.250%, due 08/11/09	4,125,000	4,124,771
0.360%, due 08/31/09	4,000,000	3,998,880
0.510%, due 01/08/10	2,000,000	1,995,524
JP Morgan Chase Funding, Inc.
0.310%, due 09/03/09	3,000,000	2,999,199
Societe Generale N.A., Inc.
0.600%, due 08/06/09	5,000,000	4,999,750

		40,811,956

Consumer products-nondurables—2.45%
Procter & Gamble International Funding SCA
0.190%, due 09/02/09	5,000,000	4,999,209
0.250%, due 10/08/09	5,000,000	4,997,708

		9,996,917

Energy-integrated—1.23%
Chevron Funding Corp.
0.190%, due 08/24/09	5,000,000	4,999,446

UBS Cash Reserves Fund
Schedule of investments – July 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Commercial paper[2]—(concluded)

Finance-captive automotive—1.22%
Toyota Motor Credit Corp.
0.220%, due 08/20/09	5,000,000	4,999,480

Total commercial paper (cost—$168,089,018)		168,089,018

Short-term corporate obligations—3.78%

Banking-non-US—1.84%
Lloyds TSB Group PLC
1.286%, due 08/07/09[1,3]	5,000,000	5,000,000
Nordea Bank AB
0.717%, due 09/24/09[1,3]	2,500,000	2,500,000

		7,500,000

Banking-US—1.47%
HSBC Bank USA, Inc.
0.925%, due 10/14/09[1]	3,500,000	3,500,000
Wells Fargo & Co.
0.782%, due 09/23/09[1]	2,500,000	2,501,459

		6,001,459

Finance-noncaptive consumer—0.47%
General Electric Capital Corp.
0.580%, due 10/20/09[1]	1,897,000	1,896,396

Total short-term corporate obligations (cost—$15,397,855)		15,397,855

Repurchase agreements—15.56%

Repurchase agreement dated 07/31/09 with Barclays Bank PLC, 0.180% due 08/03/09, collateralized by $35,747,000 Federal Home Loan Bank obligations, zero coupon due 01/08/10; (value—$35,700,529); proceeds: $35,000,525	35,000,000	35,000,000

Repurchase agreement dated 07/31/09 with Deutsche Bank Securities, 0.190% due 08/03/09, collateralized by $27,635,000 Federal Home Loan Bank obligations, 5.050% due 05/07/12; (value—$28,867,337); proceeds: $28,300,448	28,300,000	28,300,000

Repurchase agreement dated 07/31/09 with State Street Bank & Trust Co., 0.010% due 08/03/09, collateralized by $98,954 US Treasury Bills, zero coupon due 08/27/09 to 09/10/09; (value—$98,944); proceeds: $97,000	97,000	97,000

Total repurchase agreements (cost—$63,397,000)		63,397,000

Total investments (cost—$409,508,923 which approximates cost for federal income tax purposes)[4,5]—100.48%		409,508,923

Liabilities in excess of other assets—(0.48)%		(1,950,060)

Net assets (applicable to 407,551,488 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		407,558,863

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the U.S. Treasury guaranteed the debt issued by those organizations.

UBS Cash Reserves Fund
Schedule of investments – July 31, 2009 (unaudited)

[1]	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of July 31, 2009 and reset periodically.

[2]	Interest rates shown are the discount rates at date of purchase.

[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which present 1.84% of net assets as of July 31, 2009, are considered liquid and may be resold in transactions exempt from registration, normally to qualifies institutional buyers.

[4]	Investments are valued at amortized cost, unless the Fund’s Board of Trustees determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

[5]	The table below details the Fund’s transaction activity in an affiliated issuer for the three months ended July 31, 2009. The advisor earns a management fee from UBS Private Money Market Fund LLC.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for
		three months	three months		the three months
	Value at	ended	ended	Value at	ended
Security description	04/30/09 ($)	07/31/09 ($)	07/31/09 ($)	07/31/09 ($)	07/31/09 ($)

UBS Private Money Market Fund LLC	—	7,905,000	7,905,000	—	89

On May 1, 2008, the Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical investments.
Level 2 - Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3 - Unobservable inputs inclusive of the Fund’s own assumptions in determining the value of investments.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s investments.

	Quoted prices in active markets for identical investments (Level 1) ($)	Significant other observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)

US government and agency obligations	—	115,873,578	—	115,873,578

Bank notes	—	11,501,263	—	11,501,263

Certificates of deposit	—	35,250,209	—	35,250,209

Commercial paper	—	168,089,018	—	168,089,018

Short-term corporate obligations	—	15,397,855	—	15,397,855

Repurchase agreements	—	63,397,000	—	63,397,000

Total	—	409,508,923	—	409,508,923

UBS Cash Reserves Fund
Schedule of investments – July 31, 2009 (unaudited)

Issuer breakdown by country of origin
Percentage of total investments (%)

United States	87.8

France	2.6

Canada	2.6

United Kingdom	2.3

Sweden	1.6

Japan	1.2

Norway	0.7

Australia	0.7

Netherlands	0.5

Total	100.0

Weighted average maturity—40 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated April 30, 2009.

UBS Liquid Assets Fund
Schedule of investments – July 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

US government and agency obligations—32.34%

Federal Home Loan Bank
0.476%, due 08/13/09[1]	20,000,000	20,000,000
0.210%, due 08/17/09[2]	35,000,000	34,997,142
0.580%, due 08/17/09[2]	30,000,000	29,993,233
0.210%, due 08/21/09[2]	30,000,000	29,996,850
0.200%, due 09/09/09[2]	15,000,000	14,996,917
0.650%, due 09/10/09[1]	25,000,000	25,010,811
0.220%, due 09/28/09[2]	25,000,000	24,991,444
0.460%, due 10/09/09[2]	35,000,000	34,970,036
0.320%, due 12/21/09[2]	10,000,000	9,987,556
0.420%, due 03/01/10[2]	30,000,000	29,926,500
0.520%, due 06/01/10	25,000,000	24,992,406
Federal Home Loan Mortgage Corp.*
0.630%, due 08/03/09[1]	35,000,000	35,000,000
0.170%, due 08/10/09[2]	18,000,000	17,999,405
0.570%, due 08/17/09[2]	20,000,000	19,995,567
0.215%, due 08/28/09[1]	40,000,000	39,997,779
0.550%, due 08/31/09[2]	30,000,000	29,987,167
4.125%, due 11/30/09	5,000,000	5,029,750
0.350%, due 02/16/10[2]	25,000,000	24,952,118
0.520%, due 07/16/10[2]	25,000,000	24,874,694
Federal National Mortgage Association*
0.410%, due 08/03/09[1]	25,000,000	25,000,000
0.160%, due 08/13/09[2]	64,000,000	63,997,156
0.300%, due 08/24/09[2]	55,000,000	54,990,375
0.400%, due 10/13/09[1]	20,000,000	20,000,000
0.250%, due 10/26/09[2]	25,000,000	24,985,417
0.250%, due 11/16/09[2]	25,000,000	24,981,771
0.530%, due 12/21/09[2]	25,000,000	24,948,472
US Treasury Bills
0.265%, due 08/06/09[2]	56,000,000	55,998,763
0.180%, due 09/24/09[2]	75,000,000	74,980,500
0.235%, due 11/19/09[2]	52,000,000	51,963,340

Total US government and agency obligations (cost—$899,545,169)		899,545,169

Bank notes—2.16%

Banking-US—2.16%
Bank of America N.A.
1.207%, due 08/06/09[1]	20,000,000	20,000,000
HSBC Bank USA, Inc.
3.875%, due 09/15/09	3,000,000	3,001,894
Wells Fargo Bank N.A.
0.389%, due 08/19/09[1]	17,000,000	17,000,000
Westpac Banking Corp.
0.593%, due 08/14/09[1]	20,000,000	20,000,000

Total bank notes (cost—$60,001,894)		60,001,894

Certificates of deposit—9.29%

Banking-non-US—8.21%
Bank of Nova Scotia
1.100%, due 05/11/10	7,000,000	7,000,000
BNP Paribas
0.500%, due 11/25/09	14,000,000	14,000,000
Calyon N.A., Inc.
0.330%, due 11/02/09	15,000,000	15,000,000
0.530%, due 12/18/09	10,000,000	10,000,000

UBS Liquid Assets Fund
Schedule of investments – July 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Certificates of deposit—(concluded)

Banking-non-US—(concluded)
Canadian Imperial Bank of Commerce
0.250%, due 09/03/09	34,000,000	34,000,000
Lloyds TSB Bank PLC
0.460%, due 10/19/09	28,000,000	28,000,000
Natixis
0.650%, due 10/09/09	28,500,000	28,500,000
Rabobank Nederland NV
0.520%, due 12/07/09	10,000,000	10,000,000
Royal Bank of Canada
0.280%, due 08/24/09	21,000,000	21,000,000
Societe Generale
0.500%, due 02/01/10	10,000,000	10,000,000
Svenska Handelsbanken
0.350%, due 08/24/09	25,000,000	25,000,000
Toronto-Dominion Bank
1.150%, due 08/20/09	20,000,000	20,001,394
0.520%, due 01/25/10	6,000,000	6,002,035

		228,503,429

Banking-US—1.08%
Bank of America N.A.
0.400%, due 09/10/09	30,000,000	30,000,000

Total certificates of deposit (cost—$258,503,429)		258,503,429

Commercial paper[2]—41.33%

Asset backed-banking—1.62%
Atlantis One Funding
0.400%, due 09/09/09	30,000,000	29,987,666
0.370%, due 09/16/09	15,000,000	14,993,217

		44,980,883

Asset backed-miscellaneous—17.58%
Amsterdam Funding Corp.
0.320%, due 08/13/09	15,000,000	14,998,667
0.360%, due 09/18/09	20,000,000	19,990,800
Atlantic Asset Securitization LLC
0.300%, due 09/04/09	35,000,000	34,990,667
0.360%, due 09/24/09	25,000,000	24,987,000
Barton Capital LLC
0.250%, due 08/07/09	20,000,000	19,999,445
Chariot Funding LLC
0.180%, due 08/03/09	25,000,000	25,000,000
0.270%, due 08/03/09	20,000,000	20,000,000
0.250%, due 08/13/09	15,000,000	14,998,958
Enterprise Funding Co. LLC
0.340%, due 08/20/09	25,000,000	24,995,986
0.310%, due 10/05/09	15,000,000	14,991,863
Market Street Funding LLC
0.350%, due 08/17/09	21,000,000	20,997,142
Ranger Funding Co. LLC
0.250%, due 08/04/09	25,000,000	24,999,826
0.400%, due 08/18/09	30,000,000	29,995,000

UBS Liquid Assets Fund
Schedule of investments – July 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Commercial paper[2]—(continued)

Asset backed-miscellaneous—(concluded)
Regency Markets No. 1 LLC
0.280%, due 08/20/09	10,000,000	9,998,678
Sheffield Receivables Corp.
0.250%, due 08/25/09	20,000,000	19,996,944
0.280%, due 09/14/09	10,000,000	9,996,733
Thames Asset Global Securitization No. 1
0.280%, due 08/07/09	25,000,000	24,999,222
Thunderbay Funding
0.250%, due 08/11/09	20,000,000	19,998,889
0.250%, due 08/20/09	22,402,000	22,399,355
Variable Funding Capital Corp.
0.280%, due 09/09/09	13,000,000	12,996,259
0.350%, due 09/28/09	30,000,000	29,983,667
0.350%, due 09/29/09	12,752,000	12,744,933
Windmill Funding Corp.
0.260%, due 08/10/09	10,000,000	9,999,494
Yorktown Capital LLC
0.300%, due 10/13/09	25,000,000	24,985,208

		489,044,736

Asset backed-securities—2.33%
Clipper Receivables Co. LLC
0.170%, due 08/03/09	25,000,000	25,000,000
0.300%, due 08/03/09	40,000,000	40,000,000

		65,000,000

Banking-non-US—1.33%
Bank of Nova Scotia
0.430%, due 11/17/09	7,000,000	6,991,137
Dnb NOR ASA
1.000%, due 08/04/09	10,000,000	9,999,723
Svenska Handelsbanken
0.540%, due 08/05/09	20,000,000	19,999,400

		36,990,260

Banking-US—15.23%
ANZ (Delaware), Inc.
0.500%, due 08/10/09	25,000,000	24,997,569
Calyon N.A., Inc.
0.400%, due 09/01/09	20,000,000	19,993,556
0.540%, due 01/19/10	10,000,000	9,974,650
Danske Corp.
0.310%, due 08/17/09	15,000,000	14,998,192
0.310%, due 08/19/09	30,000,000	29,995,867
0.350%, due 10/09/09	15,000,000	14,990,229
Deutsche Bank Financial LLC
0.300%, due 10/27/09	30,000,000	29,978,750
Dexia Delaware LLC
0.290%, due 08/13/09	35,000,000	34,997,181
ING (US) Funding LLC
0.400%, due 08/17/09	25,000,000	24,996,111
0.400%, due 09/02/09	14,000,000	13,995,333
0.350%, due 09/25/09	20,000,000	19,989,694
0.300%, due 10/13/09	10,000,000	9,994,083

UBS Liquid Assets Fund
Schedule of investments – July 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Commercial paper[2]—(concluded)

Banking-US—(concluded)
Morgan (J.P.) Chase Funding, Inc.
0.310%, due 09/03/09	55,000,000	54,985,318
Natexis Banques Populaires US Finance Co. LLC
0.260%, due 08/31/09	30,000,000	29,993,933
San Paolo IMI US Financial Co.
0.230%, due 08/17/09	35,000,000	34,996,870
Societe Generale N.A., Inc.
0.600%, due 08/06/09	30,000,000	29,998,500
0.250%, due 08/28/09	25,000,000	24,995,660

		423,871,496

Brokerage—1.26%
RBS Holdings USA, Inc.
0.160%, due 08/03/09	35,000,000	35,000,000

Finance-captive automotive—0.72%
Toyota Motor Credit Corp.
0.280%, due 08/12/09	20,000,000	19,998,600

Food/beverage—0.18%
Nestle Capital Corp.
0.650%, due 02/16/10	5,000,000	4,982,215

Pharmaceuticals—1.08%
Pfizer, Inc.
0.230%, due 08/20/09	20,000,000	19,997,828
0.320%, due 11/03/09	10,000,000	9,991,822

		29,989,650

Total commercial paper (cost—$1,149,857,840)		1,149,857,840

Short-term corporate obligations—2.72%

Banking-non-US—1.08%
Lloyds TSB Group PLC
1.286%, due 08/07/09[1,3]	20,000,000	20,000,000
Nordea Bank AB
0.717%, due 09/24/09[1,3]	10,000,000	10,000,000

		30,000,000

Banking-US—1.25%
HSBC Bank USA, Inc.
0.925%, due 10/14/09[1]	17,000,000	17,000,000
Wells Fargo & Co.
0.782%, due 09/23/09[1]	17,800,000	17,810,386

		34,810,386

Finance-noncaptive consumer—0.39%
General Electric Capital Corp.
0.580%, due 10/20/09[1]	11,000,000	10,996,498

Total short-term corporate obligations (cost—$75,806,884)		75,806,884

UBS Liquid Assets Fund
Schedule of investments – July 31, 2009 (unaudited)

	Face
Security description	amount ($)	Value ($)

Repurchase agreements—12.54%

Repurchase agreement dated 07/31/09 with Barclays Bank PLC, 0.180% due 08/03/09, collateralized by $160,835,000 Federal Home Loan Bank obligations, 1.620% due 12/30/09; (value—$163,201,687); proceeds: $160,002,400	160,000,000	160,000,000

Repurchase agreement dated 07/31/09 with Deutsche Bank Securities, 0.190% due 08/03/09, collateralized by $59,500,000 Federal Farm Credit Bank obligations, 1.200% due 04/29/11, $101,353,000 Federal Home Loan Mortgage Corp. obligations, 5.680% to 6.875% due 09/15/10 to 09/14/17 and $26,908,000 Federal National Mortgage Association obligations, 4.125% due 04/15/14; (value—$191,761,046); proceeds: $188,002,977	188,000,000	188,000,000

Repurchase agreement dated 07/31/09 with State Street Bank & Trust Co., 0.010%, due 08/03/09, collateralized by $752,866 US Treasury Bills, zero coupon due 08/27/09 to 09/10/09; (value—$752,791); proceeds: $738,001	738,000	738,000

Total repurchase agreements (cost—$348,738,000)		348,738,000

Total investments (cost—$2,792,453,216 which approximates cost for federal income tax purposes)[4]—100.38%		2,792,453,216

Liabilities in excess of other assets—(0.38)%		(10,580,077)

Net assets (applicable to 2,781,843,639 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		2,781,873,139

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the U.S. Treasury guaranteed the debt issued by those organizations.

[1]	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of July 31, 2009, and reset periodically.

[2]	Interest rates shown are the discount rates at date of purchase.

[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.08% of net assets as of July 31, 2009, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]	Investments are valued at amortized cost, unless the Fund’s Board of Trustees determines that this does not represent fair value. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

UBS Liquid Assets Fund
Schedule of investments – July 31, 2009 (unaudited)

On May 1, 2008, the Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical investments.
Level 2 - Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3 - Unobservable inputs inclusive of the Fund’s own assumptions in determining the value of investments.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s investments.

	Quoted prices in active markets for identical investments (Level 1) ($)	Significant other observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)

US government and agency obligations	—	899,545,169	—	899,545,169

Bank notes	—	60,001,894	—	60,001,894

Certificates of deposit	—	258,503,429	—	258,503,429

Commercial paper	—	1,149,857,840	—	1,149,857,840

Short-term corporate obligations	—	75,806,884	—	75,806,884

Repurchase agreements	—	348,738,000	—	348,738,000

Total	—	2,792,453,216	—	2,792,453,216

Issuer breakdown by country of origin
Percentage of total investments (%)

United States	87.1

Canada	3.4

United Kingdom	3.0

France	2.8

Sweden	2.0

Japan	0.7

Netherlands	0.4

Norway	0.4

Switzerland	0.2

Total	100.0

Weighted average maturity—43 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated April 30, 2009.

UBS Select Prime Institutional Fund

This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The net assets of UBS Select Prime Institutional Fund as of 7/31/09 were $14,376,813,846.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Treasury Institutional Fund

This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The net assets of UBS Select Treasury Institutional Fund as of 7/31/09 were $6,585,051,326.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Tax-Free Institutional Fund

This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The net assets of UBS Select Tax-Free Institutional Fund as of 7/31/09 were $2,170,831,934.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Prime Preferred Fund

This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The net assets of UBS Select Prime Preferred Fund as of 7/31/09 were $3,636,576,179.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Treasury Preferred Fund

This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The net assets of UBS Select Treasury Preferred Fund as of 7/31/09 were $2,328,717,053.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Tax-Free Preferred Fund

This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The net assets of UBS Select Tax-Free Preferred Fund as of 7/31/09 were $224,615,630.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Prime Investor Fund

 This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The net assets of UBS Select Prime Investor Fund as of 7/31/09 were $1,316,470,847.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Treasury Investor Fund

This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The net assets of UBS Select Treasury Investor Fund as of 7/31/09 were $168,396,102.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Tax-Free Investor Fund

 This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The net assets of UBS Select Tax-Free Investor Fund as of 7/31/09 were $88,766,476.

(Master Trust 1940 Act File Number is 811-22078)

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Money Series

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	September 29, 2009

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	September 29, 2009